POST-EMPLOYMENT BENEFITS - Sensitivity Analysis of Assumptions (Details) - Pension defined benefit plans - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage increase	1.00%	1.00%
Impact on liability	$ (200)	$ (387)
Percentage decrease	1.00%	1.00%
Impact on liability	$ 241	$ 473
Rate of compensation increase
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage increase	1.00%	1.00%
Impact on liability	$ 19	$ 38
Percentage decrease	1.00%	1.00%
Impact on liability	$ (18)	$ (34)